UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22229
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LLC

3043 Townsgate Road  Westlake Village, California 91361

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
3043 Townsgate Road  Westlake Village, California 91361
(818) 224-7050

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 110%*
Investment in Master Fund - 89%*
PNMAC Mortgage Opportunity Fund, LP^	$-	$1,132,897
Total Investment in Master Fund	-	1,132,897

SHORT-TERM INVESTMENT - 21%*
Morgan Stanley Liquidity Funds: Government Institutional Shares
yield 1.42% at March 31, 2018	$261,564	$261,564
Total Short Term Investment (Cost $261,564)	261,564	261,564

TOTAL INVESTMENTS - 110%*		1,394,461
Liabilities in excess of Other Assets - 10%*		(121,103)
TOTAL NET ASSETS - 100%*		$1,273,358

* Percentages are stated as a percent of net assets.
^ Investment represents securities held or issued by related parties
All Investments are in the United States of America

Fair Value of Investments

PNMAC Mortgage Opportunity Fund, LLC (“the Fund”) carries its investments at their fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:
Level 1 – Quoted prices in active market for identical assets or liabilities.
Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the assumptions of PNMAC Capital Management, LLC (the “Investment Manager”) own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.
As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values.  Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values.  Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.
While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or inputs to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of March 31, 2018:

Note 3—Fair Value of Investments
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$261,564	$-	$-	$261,564
Investment in Master Fund	-	-	1,132,897	1,132,897
	$261,564	$-	$1,132,897	$1,394,461

There were no transfers between fair value hierarchy levels during the period ended March 31, 2018.

Following is a roll forward of the Fund’s Investment in Master Fund for the period ended March 31, 2018:

PNMAC Mortgage Opportunity Fund, LP

Balance at January 1, 2018	$12,212,550
Distributions	(11,200,338)
Net investment income	(174,129)
Net change in unrealized gain on investments	30,374
Net realized gain on investments	267,763
Net change in Carried Interest allocated from the
Master Fund to General Partner	(3,323)
Balance at March 31, 2018	$1,132,897

Investments Held By Master Fund
Following is a summary of the Investments held by the Master Fund on March 31, 2018:

INVESTMENTS - 110%*
SHORT-TERM INVESTMENT - 110%*
		Fair
Name of Issuer	Shares	value
Short-Term Investment
Morgan Stanley Liquidity Funds: Government Institutional Shares
yield 1.42% at March 31, 2018	$1,730,318	$1,730,318

TOTAL SHORT-TERM INVESTMENT (Cost $1,730,318)	1,730,318	1,730,318

TOTAL INVESTMENTS (Cost $1,730,318)		1,730,318

Liabilities in excess of other assets - 10%*		(161,162)

TOTAL PARTNERS’ CAPITAL - 100%*		$1,569,156

* Percentages are stated as a percent of partners’ capital
All investments are in the United States of America.

Valuation Techniques and Assumptions

Investment in Master Fund
The Fund’s fair value estimate of its investment in PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is based on the expected proportionate share of the fair value of the assets and liabilities of the Master Fund’s investments, which is currently limited to a money market account, offset by current liabilites relating to the Master Fund's expected wind down costs.

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title)        /s/ David A. Spector
David A. Spector, CEO

Date            5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ David A. Spector
David A. Spector, CEO

Date            5/30/18

By (Signature and Title)         /s/ Andrew S. Chang
Andrew S. Chang, CFO

Date            5/30/18